Stockholders’ Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stockholders’ Equity [Abstract]
Schedule of Warrants Outstanding and Exercisable	The following table summarizes the Company’s warrants outstanding and exercisable as of September 30, 2024 and December 31, 2023:
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	In Years	Value
Outstanding and Exercisable at January 1, 2024	9,531,242	$39.44	3.72	$-
Issued in August 2024 Offering	37,921,212	0.24	4.21	-
Issued prefunded warrants	8,220,084	-	-	-
Exercise of prefunded warrants	(8,220,084)	-	-	-
Expired warrants	(246,952)	305.00	-	-
Outstanding at September 30, 2024	47,205,502	$6.70	3.97	$-
The following table summarizes the Company’s warrants outstanding and exercisable as of December 31, 2023 and 2022:
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life In Years	Aggregate Intrinsic Value
Outstanding and Exercisable at December 31, 2022	4,295,380	$120.39	3.60	$-
Outstanding and Exercisable at January 1, 2023	4,295,380	$120.39	3.60	$-
Issued - January 2023 Offering	14,840,198	2.52	4.07	-
Issued prefunded warrants	3,440,000	0.00	-	-
Issued - November 2023 Warrant Inducement	1,462,790	2.00	4.70
Exercise of prefunded warrants	(3,440,000)	0.00	-	-
Exercise of warrants - January 2023 Offering	(859,770)	2.52	-	-
Exercise of warrants - November 2023 Warrant Inducement	(10,021,040)	2.00	-
Expiration of warrants	(186,316)	459.49	-	-
Outstanding and Exercisable at December 31, 2023	9,531,242	$39.44	3.72	$-